EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING PERIOD [Text Block]

27  EVENTS AFTER THE REPORTING PERIOD

On January 24, 2025, the Company granted a total of 1,362,415 options, 1,306,184 restricted share units, and 348,726 deferred share units (together, the "Equity Incentive Awards") to certain employees, executives, directors and consultants of the Company. The Equity Incentive Awards have been granted pursuant to the Company's Amended and Restated Equity Incentive Plan and are subject to vesting provisions. The options granted have an exercise price of CA$1.37 per share and will expire 5 years from the date of grant.